REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM


To the Board of Trustees of
Northern Lights Fund Trust
and the Shareholders of Beech
Hill Total Return Fund


In planning and performing our
audit of the financial statements
of Beech Hill Total Return Fund,
a series of shares of beneficial
interest in Northern Lights Fund
Trust (the Fund), as of December
31, 2019, and for the year then
ended, in accordance with the
standards of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over
safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Funds
internal control over financial
reporting.  Accordingly, we
express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls.  A funds
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of
financial reporting and the
preparation of financial statements
for external purposes in accordance
with accounting principles
generally accepted in the United
States of America (GAAP).  A funds
internal control over financial
reporting includes those policies
and procedures that (1) pertain to
the maintenance of records that,
in reasonable detail, accurately
and fairly reflect the transactions
and dispositions of the assets of
the fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of the financial
statements in accordance with GAAP,
and that receipts and expenditures
of the fund are being made only
in accordance with authorizations
of management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition
of a funds assets that could have
a material effect on the financial
statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements.  Also, projections
of any evaluation of effectiveness
to future periods are subject to the
risk that controls may become
inadequate because of changes in
conditions or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow management
or employees, in the normal course
of performing their assigned
functions, to prevent or detect
misstatements on a timely basis.
A material weakness is a deficiency,
or combination of deficiencies,
in internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the Funds
annual or interim financial
statements will not be prevented
or detected on a timely basis.
Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in
internal control that might be
material weaknesses under standards
established by the PCAOB.
However, we noted no deficiencies
in the Funds internal control over
financial reporting and its
operation, including controls over
safeguarding securities, that we
consider to be a material weakness,
as defined above, as of December
31, 2019.

This report is intended solely for
the information and use of
management and the shareholders
of Beech Hill Total Return Fund,
the Board of Trustees of Northern
Lights Fund Trust and the
Securities and Exchange Commission
and is not intended to be and
should not be used by anyone other
than these specified parties.


/s/ BBD, LLP


Philadelphia, Pennsylvania
February 28, 2020